Summary of Significant Accounting Policies (Details) - Schedule of Spot Exchange Rates and Average Exchange Rates	Sep. 30, 2023	Sep. 30, 2022
Schedule of Spot Exchange Rates and Average Exchange Rates [Line Items]
Period-end RMB	7.296	7.1135
Period average RMB	7.1287	6.7312